Net Financial Results - Detailed Information about Financial Results (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Results Net [abstract]
Accretion of liabilities associated with assets held for sale	$ 215
Adjustment for Inflation		$ 19
Effect of Translation		$ (41)